Debt (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of long term debt [abstract]
Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the nine-month periods ended September 30, 2025 and 2024, which includes short and long-term debt:

	2025 (1)		2024 (1)
Changes in total debt:
At the beginning of the year	Ps.	1,978,772,255	Ps.	1,794,470,357
Loans obtained - financing institutions	817,316,948		802,721,233
Debt payments	(795,941,218)		(904,734,885)
Accrued interest (2)(3)	116,473,577		117,720,180
Interest (paid)	(125,101,327)		(121,804,035)
Foreign exchange	(148,046,296)		221,704,153
At the end of the period	Ps.	1,843,473,939	Ps.	1,910,077,003
(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2025, includes Ps. 967,858 of premiums and awards amortizations; Ps. (539,553) of fees and expenses related to the issuance of debt and amortized cost of Ps. 397,933.
(3)During 2024, includes Ps. 372,828 of premiums and awards amortizations; Ps. (1,494,781) of fees and expenses related to the issuance of debt and amortized cost of Ps. 1,852,912.

Summary of Foreign Currency Translation
As of September 30, 2025 and 2024, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	2025	2024
U.S. dollar	18.3825	19.6290
Japanese yen	0.1229	0.1357
Pounds sterling	24.6399	26.3421
Euro	21.5075	21.9472
Swiss francs	23.0386	23.2049
UDI	8.550668	8.247167